Schedule of Investments Flexible Credit Income ETF^ (Unaudited)
July 31, 2024

Principal Amount		Value
U.S. Treasury Obligations 21.6%
U.S. Treasury Bills
$8,000,000	5.22%, due 10/22/2024	$7,906,183 (a)
3,400,000	5.09%, due 12/26/2024	3,331,818 (a)
Total U.S. Treasury Obligations (Cost $11,234,280)		11,238,001

Mortgage-Backed Securities 3.3%
Collateralized Mortgage Obligations 1.6%
Federal Home Loan Mortgage Corp. STACR REMIC Trust
130,000	Series 2022-HQA1, Class B1, (30 day USD SOFR Average + 7.00%), 12.35%, due 3/25/2042	145,161 (b)(c)
135,000	Series 2022-DNA3, Class B1, (30 day USD SOFR Average + 5.65%), 11.00%, due 4/25/2042	146,392 (b)(c)
140,000	Series 2021-DNA1, Class B1, (30 day USD SOFR Average + 2.65%), 8.00%, due 1/25/2051	148,750 (b)(c)
Federal National Mortgage Association Connecticut Avenue Securities
145,000	Series 2020-R02, Class 2B1, (30 day USD SOFR Average + 3.11%), 8.46%, due 1/25/2040	149,236 (b)(c)
135,000	Series 2023-R05, Class 1B1, (30 day USD SOFR Average + 4.75%), 10.10%, due 6/25/2043	146,242 (b)(c)
97,441	Verus Securitization Trust, Series 2024-4, Class A2, 6.57%, due 6/25/2069	98,672 (b)
834,453
Commercial Mortgage-Backed 1.7%
BANK
75,000	Series 2023-BNK45, Class C, 6.28%, due 2/15/2056	75,765 (d)
75,000	Series 2024-BNK47, Class C, 6.61%, due 6/15/2057	78,171 (d)
75,000	BANK5, Series 2024-5YR7, Class B, 6.94%, due 6/15/2057	78,244
BX Trust
100,000	Series VLT4, Class E, (1 mo. USD Term SOFR + 2.89%), 8.22%, due 7/15/2029	99,829 (b)(c)
75,000	Series 2024-BIO, Class B, (1 mo. USD Term SOFR + 1.94%), 7.27%, due 2/15/2041	74,531 (b)(c)
78,000	COMM Mortgage Trust, Series 2024-277P, Class B, 7.23%, due 8/10/2044	79,739 (b)(d)(e)
60,000	CONE Trust, Series 2024-DFW1, Class D, (1 mo. USD Term SOFR + 3.04%), 8.34%, due 8/15/2026	59,869 (b)(c)
100,000	Morgan Stanley Capital I Trust, Series 2021-230P, Class B, (1 mo. USD Term SOFR + 1.56%), 6.89%, due 12/15/2038	93,657 (b)(c)
73,045	One Market Plaza Trust, Series 2017-1MKT, Class A, 3.61%, due 2/10/2032	65,756 (b)
100,000	ONE Mortgage Trust, Series 2021-PARK, Class D, (1 mo. USD Term SOFR + 1.61%), 6.94%, due 3/15/2036	94,288 (b)(c)
100,000	Wells Fargo Commercial Mortgage Trust, Series 2024-1CHI, Class D, 6.71%, due 7/15/2035	99,643 (b)(d)
899,492
Total Mortgage-Backed Securities (Cost $1,733,337)		1,733,945
Asset-Backed Securities 11.6%
1,250,000	AGL CLO 33 Ltd., Series 2024-33A, Class E, (3 mo. USD Term SOFR + 5.50%), 10.70%, due 7/21/2037	1,250,217 (b)(c)(e)
1,250,000	Ballyrock CLO 27 Ltd., Series 2024-27A, Class C1, (3 mo. USD Term SOFR + 2.90%), 8.10%, due 10/25/2037	1,250,000 (b)(c)(e)
96,547	Business Jet Securities LLC, Series 2024-1A, Class A, 6.20%, due 5/15/2039	98,151 (b)
98,266	COLT Mortgage Loan Trust, Series 2024-INV2, Class A1, 6.42%, due 5/25/2069	99,855 (b)
50,000	Frontier Issuer LLC, Series 2023-1, Class A2, 6.60%, due 8/20/2053	50,900 (b)
62,095	JP Morgan Mortgage Trust, Series 2024-HE2, Class A1, (30 day USD SOFR Average + 1.20%), 6.54%, due 10/20/2054	62,129 (b)(c)
100,000	MetroNet Infrastructure Issuer LLC, Series 2024-1A, Class A2, 6.23%, due 4/20/2054	102,544 (b)
Sierra Timeshare Receivables Funding LLC
65,168	Series 2023-3A, Class C, 7.12%, due 9/20/2040	66,484 (b)
100,000	Series 2024-2A, Class C, 5.83%, due 6/20/2041	100,430 (b)
See Notes to Schedule of Investments

Schedule of Investments Flexible Credit Income ETF^ (Unaudited)  (cont’d)
Principal Amount		Value
Asset-Backed Securities – cont'd
$100,000	Sotheby's Artfi Master Trust, Series 2024-1A, Class A1, 6.43%, due 12/22/2031	$101,054 (b)
100,000	Subway Funding LLC, Series 2024-1A, Class A2I, 6.03%, due 7/30/2054	102,359 (b)
1,250,000	Symphony CLO 45 Ltd., Series 2024-45A, Class E, (3 mo. USD Term SOFR + 5.75%), 5.75%, due 10/15/2037	1,250,000 (b)(c)(e)
97,500	TIF Funding III LLC, Series 2024-1A, Class C, 6.31%, due 4/20/2049	98,840 (b)
1,250,000	Wellington Management CLO 3 Ltd., Series 2024-3A, Class D1, (3.00% - 3 mo. USD Term SOFR), 1.00%, due 7/18/2037	1,250,000 (b)(c)(e)
Ziply Fiber Issuer LLC
50,000	Series 2024-1A, Class A2, 6.64%, due 4/20/2054	51,546 (b)
75,000	Series 2024-1A, Class B, 7.81%, due 4/20/2054	77,724 (b)
Total Asset-Backed Securities (Cost $6,003,431)		6,012,233

Corporate Bonds 58.2%
Advertising 0.8%
260,000	Clear Channel Outdoor Holdings, Inc., 9.00%, due 9/15/2028	276,073 (b)
160,000	Neptune Bidco U.S., Inc., 9.29%, due 4/15/2029	156,699 (b)
432,772
Aerospace & Defense 1.6%
300,000	Boeing Co., 3.63%, due 2/1/2031	269,152
170,000	Bombardier, Inc., 7.25%, due 7/1/2031	175,009 (b)
365,000	TransDigm, Inc., 6.75%, due 8/15/2028	372,016 (b)
816,177
Airlines 0.4%
225,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, due 4/20/2029	219,871 (b)
Auto Manufacturers 1.0%
235,000	Ford Motor Credit Co. LLC, 7.20%, due 6/10/2030	251,203
240,000	General Motors Financial Co., Inc., 5.80%, due 6/23/2028	246,383
497,586
Auto Parts & Equipment 1.0%
170,000	IHO Verwaltungs GmbH, 6.38% Cash/7.13% PIK, due 5/15/2029	170,167 (b)(f)
ZF North America Capital, Inc.
60,000	4.75%, due 4/29/2025	59,322 (b)
255,000	6.88%, due 4/23/2032	263,646 (b)
493,135
Banks 3.2%
200,000	Banco Santander SA, 6.35%, due 3/14/2034	206,022
245,000	Citizens Financial Group, Inc., 5.84%, due 1/23/2030	249,050 (g)
245,000	Lloyds Banking Group PLC, 5.68%, due 1/5/2035	250,940 (g)
240,000	M&T Bank Corp., 3.50%, due 9/1/2026	206,896 (g)(h)
310,000	Morgan Stanley, 2.48%, due 9/16/2036	251,385 (g)
245,000	NatWest Group PLC, 5.81%, due 9/13/2029	252,536 (g)
265,000	Santander U.K. Group Holdings PLC, 3.82%, due 11/3/2028	254,004 (g)
1,670,833
Building Materials 1.3%
200,000	Cemex SAB de CV, 9.13%, due 3/14/2028	215,722 (g)(h)(i)
See Notes to Schedule of Investments

Schedule of Investments Flexible Credit Income ETF^ (Unaudited)  (cont’d)
Principal Amount		Value

Building Materials – cont'd
Cornerstone Building Brands, Inc.
$60,000	6.13%, due 1/15/2029	$49,441 (b)
90,000	9.50%, due 8/15/2029	90,113 (b)(e)
110,000	EMRLD Borrower LP/Emerald Co.-Issuer, Inc., 6.75%, due 7/15/2031	112,175 (b)
Standard Industries, Inc.
160,000	3.38%, due 1/15/2031	136,876 (b)
75,000	6.50%, due 8/15/2032	75,136 (b)(e)
679,463
Chemicals 1.7%
205,000	INEOS Finance PLC, 7.50%, due 4/15/2029	208,675 (b)
Olympus Water U.S. Holding Corp.
105,000	9.75%, due 11/15/2028	111,580 (b)
195,000	6.25%, due 10/1/2029	178,943 (b)
200,000	Sasol Financing USA LLC, 6.50%, due 9/27/2028	195,789
WR Grace Holdings LLC
85,000	5.63%, due 8/15/2029	77,780 (b)
130,000	7.38%, due 3/1/2031	133,487 (b)
906,254
Commercial Services 3.3%
135,000	Allied Universal Holdco LLC, 7.88%, due 2/15/2031	137,350 (b)
100,000	Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.00%, due 6/1/2029	87,129 (b)
190,000	Block, Inc., 6.50%, due 5/15/2032	193,078 (b)
275,000	Boost Newco Borrower LLC, 7.50%, due 1/15/2031	289,650 (b)
235,000	Champions Financing, Inc., 8.75%, due 2/15/2029	239,688 (b)
Garda World Security Corp.
60,000	7.75%, due 2/15/2028	61,914 (b)
80,000	6.00%, due 6/1/2029	74,169 (b)
15,000	8.25%, due 8/1/2032	15,021 (b)
25,000	Herc Holdings, Inc., 6.63%, due 6/15/2029	25,525 (b)
200,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, due 1/15/2028	199,343 (b)
110,000	United Rentals North America, Inc., 5.25%, due 1/15/2030	107,608
290,000	Wand NewCo 3, Inc., 7.63%, due 1/30/2032	302,696 (b)
1,733,171
Computers 1.0%
195,000	Ahead DB Holdings LLC, 6.63%, due 5/1/2028	185,474 (b)
30,000	Amentum Escrow Corp., 7.25%, due 8/1/2032	30,639 (b)(e)
175,000	Fortress Intermediate 3, Inc., 7.50%, due 6/1/2031	179,435 (b)
110,000	McAfee Corp., 7.38%, due 2/15/2030	102,609 (b)
498,157
Cosmetics - Personal Care 0.2%
120,000	Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC, 6.63%, due 7/15/2030	123,220 (b)
Distribution - Wholesale 1.2%
60,000	Dealer Tire LLC/DT Issuer LLC, 8.00%, due 2/1/2028	59,858 (b)
250,000	Ritchie Bros Holdings, Inc., 7.75%, due 3/15/2031	262,876 (b)
305,000	Windsor Holdings III LLC, 8.50%, due 6/15/2030	321,014 (b)
643,748
Diversified Financial Services 3.3%
275,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.00%, due 10/29/2028	254,461
See Notes to Schedule of Investments

Schedule of Investments Flexible Credit Income ETF^ (Unaudited)  (cont’d)
Principal Amount		Value

Diversified Financial Services – cont'd
$270,000	Air Lease Corp., 2.20%, due 1/15/2027	$253,101
280,000	Ally Financial, Inc., 4.70%, due 5/15/2026	256,707 (g)(h)
225,000	Capital One Financial Corp., 7.62%, due 10/30/2031	251,670 (g)
530,000	Charles Schwab Corp., 4.00%, due 6/1/2026	494,935 (g)(h)
220,000	Nationstar Mortgage Holdings, Inc., 6.50%, due 8/1/2029	219,675 (b)(e)
1,730,549
Electric 3.1%
Calpine Corp.
265,000	5.13%, due 3/15/2028	256,657 (b)
60,000	4.63%, due 2/1/2029	56,698 (b)
115,000	5.00%, due 2/1/2031	108,605 (b)
215,000	Electricite de France SA, 9.13%, due 3/15/2033	238,205 (b)(g)(h)
160,000	NRG Energy, Inc., 10.25%, due 3/15/2028	177,296 (b)(g)(h)
225,000	Pacific Gas & Electric Co., 6.95%, due 3/15/2034	248,217
350,000	Vistra Corp., 7.00%, due 12/15/2026	352,011 (b)(g)(h)
170,000	Vistra Operations Co. LLC, 7.75%, due 10/15/2031	179,648 (b)
1,617,337
Electronics 0.8%
170,000	EquipmentShare.com, Inc., 9.00%, due 5/15/2028	174,985 (b)
245,000	TD SYNNEX Corp., 6.10%, due 4/12/2034	252,044
427,029
Engineering & Construction 0.2%
120,000	Artera Services LLC, 8.50%, due 2/15/2031	123,032 (b)
Entertainment 3.0%
Churchill Downs, Inc.
110,000	4.75%, due 1/15/2028	106,204 (b)
90,000	6.75%, due 5/1/2031	91,401 (b)
235,000	Merlin Entertainments Group U.S. Holdings, Inc., 7.38%, due 2/15/2031	243,421 (b)
220,000	Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, due 5/1/2029	207,741 (b)
60,000	Motion Bondco DAC, 6.63%, due 11/15/2027	59,083 (b)
325,000	SeaWorld Parks & Entertainment, Inc., 5.25%, due 8/15/2029	309,578 (b)
295,000	Six Flags Entertainment Corp., 7.25%, due 5/15/2031	304,129 (b)
300,000	Warnermedia Holdings, Inc., 4.28%, due 3/15/2032	260,235
1,581,792
Environmental Control 0.4%
220,000	Madison IAQ LLC, 5.88%, due 6/30/2029	205,963 (b)
Food 0.4%
200,000	Minerva Luxembourg SA, 8.88%, due 9/13/2033	210,934 (i)
Hand - Machine Tools 0.5%
240,000	Regal Rexnord Corp., 6.40%, due 4/15/2033	250,692
Healthcare - Products 0.6%
320,000	Medline Borrower LP, 5.25%, due 10/1/2029	309,310 (b)
See Notes to Schedule of Investments

Schedule of Investments Flexible Credit Income ETF^ (Unaudited)  (cont’d)
Principal Amount		Value

Healthcare - Services 2.4%
CHS/Community Health Systems, Inc.
$50,000	5.63%, due 3/15/2027	$47,878 (b)
55,000	5.25%, due 5/15/2030	47,964 (b)
40,000	10.88%, due 1/15/2032	42,999 (b)
20,000	Concentra Escrow Issuer Corp., 6.88%, due 7/15/2032	20,606 (b)
265,000	HCA, Inc., 4.13%, due 6/15/2029	255,649
100,000	HealthEquity, Inc., 4.50%, due 10/1/2029	94,196 (b)
LifePoint Health, Inc.
115,000	9.88%, due 8/15/2030	125,329 (b)
75,000	10.00%, due 6/1/2032	79,596 (b)
255,000	Star Parent, Inc., 9.00%, due 10/1/2030	272,124 (b)
245,000	Surgery Center Holdings, Inc., 7.25%, due 4/15/2032	253,023 (b)
1,239,364
Holding Companies - Diversified 0.2%
105,000	Benteler International AG, 10.50%, due 5/15/2028	111,667 (b)
Home Builders 0.3%
150,000	Beazer Homes USA, Inc., 7.50%, due 3/15/2031	152,213 (b)
Insurance 3.2%
120,000	Acrisure LLC/Acrisure Finance, Inc., 8.25%, due 2/1/2029	122,043 (b)
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer
85,000	6.75%, due 10/15/2027	84,362 (b)
285,000	6.75%, due 4/15/2028	286,411 (b)
AmWINS Group, Inc.
100,000	6.38%, due 2/15/2029	101,449 (b)
185,000	4.88%, due 6/30/2029	174,438 (b)
180,000	AssuredPartners, Inc., 7.50%, due 2/15/2032	183,260 (b)
135,000	BroadStreet Partners, Inc., 5.88%, due 4/15/2029	130,108 (b)
115,000	GTCR AP Finance, Inc., 8.00%, due 5/15/2027	115,374 (b)
290,000	HUB International Ltd., 7.25%, due 6/15/2030	299,100 (b)
175,000	Panther Escrow Issuer LLC, 7.13%, due 6/1/2031	179,569 (b)
1,676,114
Investment Companies 0.5%
255,000	Ares Capital Corp., 5.95%, due 7/15/2029	255,809
Leisure Time 1.0%
170,000	Carnival Corp., 6.00%, due 5/1/2029	169,587 (b)
100,000	NCL Corp. Ltd., 7.75%, due 2/15/2029	105,249 (b)
225,000	Viking Cruises Ltd., 9.13%, due 7/15/2031	245,350 (b)
520,186
Lodging 0.4%
200,000	Melco Resorts Finance Ltd., 5.75%, due 7/21/2028	187,406 (i)
Machinery - Diversified 0.9%
185,000	Chart Industries, Inc., 7.50%, due 1/1/2030	192,456 (b)
125,000	SPX FLOW, Inc., 8.75%, due 4/1/2030	130,242 (b)
150,000	TK Elevator Holdco GmbH, 7.63%, due 7/15/2028	149,963 (b)
472,661
See Notes to Schedule of Investments

Schedule of Investments Flexible Credit Income ETF^ (Unaudited)  (cont’d)
Principal Amount		Value

Media 1.6%
CCO Holdings LLC/CCO Holdings Capital Corp.
$215,000	5.00%, due 2/1/2028	$204,685 (b)
30,000	6.38%, due 9/1/2029	29,210 (b)
55,000	4.75%, due 3/1/2030	49,239 (b)
80,000	4.50%, due 8/15/2030	70,043 (b)
50,000	4.25%, due 2/1/2031	42,543 (b)
80,000	4.50%, due 5/1/2032	66,982
175,000	CSC Holdings LLC, 11.75%, due 1/31/2029	158,198 (b)
McGraw-Hill Education, Inc.
85,000	5.75%, due 8/1/2028	81,867 (b)
120,000	8.00%, due 8/1/2029	117,004 (b)
819,771
Mining 0.8%
FMG Resources August 2006 Pty. Ltd.
175,000	4.38%, due 4/1/2031	158,175 (b)
100,000	6.13%, due 4/15/2032	98,988 (b)
135,000	Hudbay Minerals, Inc., 6.13%, due 4/1/2029	134,975 (b)
392,138
Multi-National 0.4%
200,000	Banque Ouest Africaine de Developpement, 5.00%, due 7/27/2027	192,144 (i)
Office - Business Equipment 0.5%
275,000	CDW LLC/CDW Finance Corp., 3.25%, due 2/15/2029	251,868
Oil & Gas 4.3%
310,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., 5.88%, due 6/30/2029	304,047 (b)
105,976	Borr IHC Ltd./Borr Finance LLC, 10.00%, due 11/15/2028	110,976 (b)
155,000	Civitas Resources, Inc., 8.63%, due 11/1/2030	167,417 (b)
220,000	Comstock Resources, Inc., 6.75%, due 3/1/2029	213,153 (b)
185,000	Hilcorp Energy I LP/Hilcorp Finance Co., 6.25%, due 4/15/2032	179,954 (b)
200,000	KazMunayGas National Co. JSC, 3.50%, due 4/14/2033	165,334 (i)
200,000	Medco Bell Pte. Ltd., 6.38%, due 1/30/2027	197,854 (i)
200,000	SEPLAT Energy PLC, 7.75%, due 4/1/2026	197,323 (i)
200,000	SierraCol Energy Andina LLC, 6.00%, due 6/15/2028	179,804 (i)
200,000	Trident Energy Finance PLC, 12.50%, due 11/30/2029	207,800 (b)
200,000	Tullow Oil PLC, 10.25%, due 5/15/2026	193,118 (i)
100,000	YPF SA, 9.50%, due 1/17/2031	102,885 (i)
2,219,665
Packaging & Containers 1.8%
220,000	Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 3.25%, due 9/1/2028	195,945 (b)
Mauser Packaging Solutions Holding Co.
85,000	7.88%, due 4/15/2027	87,723 (b)
240,000	9.25%, due 4/15/2027	240,323 (b)
85,000	Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc., 4.38%, due 10/15/2028	79,794 (b)
55,000	Trident TPI Holdings, Inc., 12.75%, due 12/31/2028	60,122 (b)
300,000	Trivium Packaging Finance BV, 8.50%, due 8/15/2027	294,510 (b)
958,417
Pipelines 5.0%
240,000	Antero Midstream Partners LP/Antero Midstream Finance Corp., 6.63%, due 2/1/2032	244,854 (b)
See Notes to Schedule of Investments

Schedule of Investments Flexible Credit Income ETF^ (Unaudited)  (cont’d)
Principal Amount		Value

Pipelines – cont'd
$440,000	CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, due 6/15/2031	$422,021 (b)
190,000	DT Midstream, Inc., 4.38%, due 6/15/2031	175,174 (b)
250,000	Energy Transfer LP, 5.55%, due 5/15/2034	252,245
200,000	Galaxy Pipeline Assets Bidco Ltd., 2.63%, due 3/31/2036	165,091 (i)
Genesis Energy LP/Genesis Energy Finance Corp.
230,000	8.00%, due 1/15/2027	235,181
35,000	7.88%, due 5/15/2032	35,740
260,000	Harvest Midstream I LP, 7.50%, due 9/1/2028	266,071 (b)
250,000	Kinetik Holdings LP, 5.88%, due 6/15/2030	247,472 (b)
100,000	New Fortress Energy, Inc., 6.50%, due 9/30/2026	92,985 (b)
200,000	Southern Gas Corridor CJSC, 6.88%, due 3/24/2026	201,700 (i)
290,000	Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 6.00%, due 12/31/2030	274,796 (b)
2,613,330
Real Estate 0.3%
200,000	Franshion Brilliant Ltd., 4.25%, due 7/23/2029	154,500 (i)
Real Estate Investment Trusts 1.0%
295,000	Blackstone Mortgage Trust, Inc., 3.75%, due 1/15/2027	270,790 (b)
115,000	Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co.-Issuer, 5.88%, due 10/1/2028	113,850 (b)
125,000	Starwood Property Trust, Inc., 7.25%, due 4/1/2029	128,556 (b)
513,196
Retail 1.3%
125,000	1011778 BC ULC/New Red Finance, Inc., 4.00%, due 10/15/2030	111,497 (b)
155,000	Bath & Body Works, Inc., 6.63%, due 10/1/2030	156,472 (b)
150,000	Cougar JV Subsidiary LLC, 8.00%, due 5/15/2032	156,951 (b)
160,000	Macy's Retail Holdings LLC, 5.88%, due 3/15/2030	153,572 (b)
80,000	PetSmart, Inc./PetSmart Finance Corp., 7.75%, due 2/15/2029	77,646 (b)
656,138
Software 1.6%
180,000	AthenaHealth Group, Inc., 6.50%, due 2/15/2030	169,710 (b)
Cloud Software Group, Inc.
180,000	6.50%, due 3/31/2029	175,455 (b)
100,000	8.25%, due 6/30/2032	103,750 (b)
25,000	Rackspace Finance LLC, 3.50%, due 5/15/2028	10,827 (b)
365,000	UKG, Inc., 6.88%, due 2/1/2031	375,160 (b)
834,902
Telecommunications 1.0%
Frontier Communications Holdings LLC
80,000	5.88%, due 10/15/2027	79,213 (b)
245,000	5.00%, due 5/1/2028	235,950 (b)
Level 3 Financing, Inc.
50,000	11.00%, due 11/15/2029	52,932 (b)
55,000	10.50%, due 5/15/2030	56,210 (b)
99,000	Telecom Argentina SA, 9.50%, due 7/18/2031	97,973 (b)
522,278
Transportation 0.7%
350,000	XPO, Inc., 7.13%, due 2/1/2032	361,977 (b)
Total Corporate Bonds (Cost $30,034,447)		30,276,769
See Notes to Schedule of Investments

Schedule of Investments Flexible Credit Income ETF^ (Unaudited)  (cont’d)
Principal Amount		Value
Loan Assignments(c) 9.6%
Aerospace & Defense 0.9%
$498,683	Peraton Corp., Term Loan B, (1 mo. USD Term SOFR + 3.75%), 9.19%, due 2/1/2028	498,474
Containers & Glass Products 1.0%
500,000	Trident TPI Holdings, Inc., Term Loan B6, (3 mo. USD Term SOFR), due 9/15/2028	502,475 (j)(k)
Financial Intermediaries 0.5%
250,000	Edelman Financial Center LLC, Second Lien Term Loan, (1 mo. USD Term SOFR + 5.25%), 10.59%, due 10/6/2028	250,125
Health Care 1.0%
500,000	Auris Luxembourg III SARL, Term Loan B4, (6 mo. USD Term SOFR), due 2/28/2029	501,735 (j)(k)
Health Care Equipment & Supplies 1.2%
648,346	Bausch & Lomb Corp., Term Loan, (1 mo. USD Term SOFR), due 5/10/2027	635,950 (j)(k)
Independent Power & Renewable Electricity Producers 1.0%
	Parkway Generation LLC
440,241	Term Loan B, (3 mo. USD Term SOFR + 4.75%), 10.26%, due 2/18/2029	$443,270
58,633	Term Loan C, (3 mo. USD Term SOFR + 4.75%), 10.26%, due 2/18/2029	59,036
		502,306
Leisure Goods - Activities - Movies 1.2%
648,375	Motion Finco SARL, Term Loan B, (3 mo. USD Term SOFR), due 11/12/2029	650,268 (j)(k)
Oil, Gas & Consumable Fuels 1.0%
500,000	Epic Y-Grade Services LP, Term Loan B, (3 mo. USD Term SOFR), due 6/29/2029	499,765 (j)(k)
Publishing 0.5%
250,000	Ascend Learning LLC, Second Lien Term Loan, (1 mo. USD Term SOFR), due 12/10/2029	241,250 (j)(k)
Software 0.4%
250,000	Cloudera, Inc., Second Lien Term Loan, (1 mo. USD Term SOFR + 6.00%), 11.44%, due 10/8/2029	232,813
Utilities 0.9%
	Lightstone Holdco LLC
471,830	Term Loan B, (3 mo. USD Term SOFR + 5.75%), 11.00%, due 1/29/2027	470,650
26,690	Term Loan C, (3 mo. USD Term SOFR + 5.75%), 11.00%, due 1/29/2027	26,623
		497,273
Total Loan Assignments (Cost $5,034,939)		5,012,434
Foreign Government Securities 8.4%
200,000	Angolan Government International Bonds, 8.75%, due 4/14/2032	178,666 (i)
	Argentine Republic Government International Bonds
249,600	0.75%, due 7/9/2030	134,534 (l)
410,000	4.13%, due 7/9/2046	179,976 (l)
200,000	Brazil Government International Bonds, 3.88%, due 6/12/2030	180,537
	Colombia Government International Bonds
250,000	4.50%, due 3/15/2029	231,101
200,000	7.50%, due 2/2/2034	202,770
200,000	Costa Rica Government International Bonds, 6.55%, due 4/3/2034	206,499 (i)
280,000	Dominican Republic International Bonds, 5.50%, due 2/22/2029	274,692 (i)
200,000	Ecuador Government International Bonds, 5.50%, due 7/31/2035	105,631 (i)(l)
200,000	Egypt Government International Bonds, 8.70%, due 3/1/2049	153,742 (i)
200,000	El Salvador Government International Bonds, 9.50%, due 7/15/2052	161,147 (i)
See Notes to Schedule of Investments

Schedule of Investments Flexible Credit Income ETF^ (Unaudited)  (cont’d)
Principal Amount			Value
Foreign Government Securities – cont'd
	$220,000	Ghana Government International Bonds, 10.75%, due 10/14/2030	$147,823 (i)
	200,000	Guatemala Government Bonds, 5.25%, due 8/10/2029	193,699 (i)
EUR	200,000	Ivory Coast Government International Bonds, 5.88%, due 10/17/2031	197,184 (i)
	$200,000	Mongolia Government International Bonds, 3.50%, due 7/7/2027	181,356 (i)
	200,000	Nigeria Government International Bonds, 8.38%, due 3/24/2029	188,006 (i)
	220,000	Panama Government International Bonds, 3.16%, due 1/23/2030	188,947
		Republic of South Africa Government International Bonds
	200,000	4.85%, due 9/30/2029	186,564
	290,000	5.75%, due 9/30/2049	223,409
	200,000	Romania Government International Bonds, 3.63%, due 3/27/2032	172,758 (b)
	400,000	Sri Lanka Government International Bonds, 6.83%, due 7/18/2026	223,883 (i)(m)
	200,000	Turkiye Government International Bonds, 9.38%, due 3/14/2029	220,468
	253,764	Zambia Government International Bonds, 5.75%, due 6/30/2033	222,044 (i)(l)
Total Foreign Government Securities (Cost $4,351,694)			4,355,436
Number of Shares

Short-Term Investments 1.1%
Investment Companies 1.1%
	554,520	State Street Institutional U.S. Government Money Market Fund Premier Class, 5.26%(n) (Cost $554,520)	554,520
Total Investments 113.8% (Cost $58,946,648)			59,183,338
Liabilities Less Other Assets (13.8)%			(7,159,202)(o)
Net Assets 100.0%			$52,024,136

(a)	Rate shown was the discount rate at the date of purchase.
(b)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At July 31, 2024, these securities amounted to $28,983,206, which represents 55.7% of net assets of the Fund.

(c)	Variable or floating rate security. The interest rate shown was the current rate as of July 31, 2024 and changes periodically.
(d)
Variable or floating rate security where the stated interest rate is not based on a published reference rate and spread. Rather, the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of July 31,
2024.

(e)	When-issued security. Total value of all such securities at July 31, 2024 amounted to $5,495,519, which represents 10.6% of net assets of the Fund.
(f)	Payment-in-kind (PIK) security.
(g)	Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(h)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date shown reflects the next call date.
See Notes to Schedule of Investments

Schedule of Investments Flexible Credit Income ETF^ (Unaudited)  (cont’d)
(i)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended.
Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at July 31, 2024 amounted to $4,798,187, which represents 9.2% of net assets of the Fund.

(j)	All or a portion of this security was purchased on a delayed delivery basis.
(k)	All or a portion of this security had not settled as of July 31, 2024 and thus may not have an interest rate in effect. Interest rates do not take effect until settlement.
(l)
Step Bond. Coupon rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown was the current rate as of
July 31, 2024.

(m)	Defaulted security.
(n)	Represents 7-day effective yield as of July 31, 2024.
(o)	Includes the impact of the Fund’s open positions in derivatives at July 31, 2024.
See Notes to Schedule of Investments

Schedule of Investments Flexible Credit Income ETF^ (Unaudited)  (cont’d)

POSITIONS BY COUNTRY
Country	Investments at Value	Percentage of Net Assets
United States	$40,936,723	78.7%
Cayman Islands	3,750,217	7.2%
United Kingdom	1,710,252	3.3%
Jersey	1,250,000	2.4%
Canada	835,461	1.6%
Germany	643,098	1.2%
Colombia	613,675	1.2%
South Africa	605,762	1.2%
Brazil	599,271	1.1%
Argentina	515,368	1.0%
Denmark	501,735	1.0%
Nigeria	385,329	0.7%
Ghana	340,941	0.7%
Mexico	326,698	0.6%
Netherlands	294,510	0.6%
Dominican Republic	274,692	0.5%
Australia	257,163	0.5%
Ireland	254,461	0.5%
France	238,205	0.5%
Sri Lanka	223,883	0.4%
Zambia	222,044	0.4%
Turkey	220,468	0.4%
Luxembourg	208,675	0.4%
Costa Rica	206,499	0.4%
Spain	206,022	0.4%
Azerbaijan	201,700	0.4%
Indonesia	197,854	0.4%
Cote D'Ivoire	197,184	0.4%
Guatemala	193,699	0.4%
Supranational	192,144	0.4%
Panama	188,947	0.4%
Hong Kong	187,406	0.4%
Mongolia	181,356	0.3%
Angola	178,666	0.3%
Romania	172,758	0.3%
Kazakhstan	165,334	0.3%
United Arab Emirates	165,091	0.3%
El Salvador	161,147	0.3%
China	154,500	0.3%
Egypt	153,742	0.3%
Austria	111,667	0.2%
Ecuador	105,631	0.2%
Bermuda	98,840	0.2%
Short-Term Investments and Other Liabilities—Net	(6,604,682)	(12.7)%
	$52,024,136	100.0%
See Notes to Schedule of Investments

Schedule of Investments Flexible Credit Income ETF^ (Unaudited)  (cont’d)
Derivative Instruments
Futures contracts ("futures")
At July 31, 2024, open positions in futures for the Fund were as follows:

Long Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
9/2024	7	U.S. Treasury Long Bond	$845,469	$13,125
9/2024	10	U.S. Treasury Note, 10 Year	1,118,125	17,188
9/2024	46	U.S. Treasury Note, 5 Year	4,962,969	57,014
9/2024	15	U.S. Treasury Note, Ultra ,10 Year	1,733,672	27,187
Total Futures				$114,514
Forward foreign currency contracts ("forward FX contracts")
At July 31, 2024, open forward FX contracts for the Fund were as follows:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
USD	228,884	EUR	210,000	RBC	10/17/2024	$801
Total unrealized appreciation						$801
Credit default swap contracts ("credit default swaps")
At July 31, 2024, the Fund had outstanding credit default swaps as follows:
Centrally Cleared Credit Default Swaps — Sell Protection

Clearinghouse	Reference Entity	Notional Amount		Financing Rate Received by the Fund	Payment Frequency	Maturity Date	Upfront Payments/ (Receipts)	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
ICE CC	CDX North America High Yield Index, Ser. 42.V1	USD	2,500,000	5.00%	3M	6/20/2029	$154,958	$15,092	$14,583	$184,633

See Notes to Schedule of Investments

Schedule of Investments Flexible Credit Income ETF^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of July 31, 2024:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Obligations	$—	$11,238,001	$—	$11,238,001
Mortgage-Backed Securities#	—	1,733,945	—	1,733,945
Asset-Backed Securities	—	6,012,233	—	6,012,233
Corporate Bonds#	—	30,276,769	—	30,276,769
Loan Assignments#	—	5,012,434	—	5,012,434
Foreign Government Securities	—	4,355,436	—	4,355,436
Short-Term Investments	—	554,520	—	554,520
Total Investments	$—	$59,183,338	$—	$59,183,338

#	The Schedule of Investments provides information on the industry, state/territory or sector categorization as well as a Positions by Country summary.
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s derivatives as of July 31, 2024:
Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures@
Assets	$114,514	$—	$—	$114,514
Forward FX Contracts@
Assets	—	801	—	801
Swaps
Assets	—	184,633	—	184,633
Total	$114,514	$185,434	$—	$299,948

@	Futures and forward FX contracts are reported at the cumulative unrealized appreciation/(depreciation) of the instrument.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments Short Duration Income ETF^ (Unaudited)
July 31, 2024

Principal Amount		Value
Mortgage-Backed Securities 28.7%
Collateralized Mortgage Obligations 12.3%
Chase Home Lending Mortgage Trust
$229,562	Series 2024-2, Class A6A, 6.00%, due 2/25/2055	$230,265 (a)(b)
393,158	Series 2024-4, Class A6, 6.00%, due 3/25/2055	394,351 (a)(b)
COLT Mortgage Loan Trust
811,828	Series 2021-5, Class A1, 1.73%, due 11/26/2066	706,923 (a)(b)
276,740	Series 2024-2, Class A1, 6.13%, due 4/25/2069	278,879 (a)
668,874	Ellington Financial Mortgage Trust, Series 2022-1, Class A1, 2.21%, due 1/25/2067	577,641 (a)(b)
Federal Home Loan Mortgage Corp. STACR REMIC Trust
129,303	Series 2021-HQA2, Class M2, (30 day USD SOFR Average + 2.05%), 7.40%, due 12/25/2033	132,360 (a)(c)
550,000	Series 2021-DNA6, Class M2, (30 day USD SOFR Average + 1.50%), 6.85%, due 10/25/2041	553,107 (a)(c)
785,000	Series 2022-DNA2, Class M1B, (30 day USD SOFR Average + 2.40%), 7.75%, due 2/25/2042	806,563 (a)(c)
408,000	Series 2022-DNA2, Class M2, (30 day USD SOFR Average + 3.75%), 9.10%, due 2/25/2042	429,024 (a)(c)
469,000	Series 2022-HQA1, Class M2, (30 day USD SOFR Average + 5.25%), 10.60%, due 3/25/2042	509,679 (a)(c)
333,000	Series 2022-HQA3, Class M1B, (30 day USD SOFR Average + 3.55%), 8.90%, due 8/25/2042	351,454 (a)(c)
860,000	Series 2024-DNA1, Class M2, (30 day USD SOFR Average + 1.95%), 7.30%, due 2/25/2044	868,024 (a)(c)
505,000	Series 2024-DNA2, Class M2, (30 day USD SOFR Average + 1.70%), 7.05%, due 5/25/2044	505,452 (a)(c)
403,239	Federal Home Loan Mortgage Corp. STACR Trust, Series 2017-DNA1, Class M2, (30 day USD SOFR Average + 3.36%), 8.71%, due 7/25/2029	418,883 (c)
Federal National Mortgage Association Connecticut Avenue Securities
265,391	Series 2016-C01, Class 2M2, (30 day USD SOFR Average + 7.06%), 12.41%, due 8/25/2028	278,827 (c)
518,659	Series 2018-C02, Class 2M2, (30 day USD SOFR Average + 2.31%), 7.66%, due 8/25/2030	528,063 (c)
231,012	Series 2021-R01, Class 1M2, (30 day USD SOFR Average + 1.55%), 6.90%, due 10/25/2041	232,593 (a)(c)
751,000	Series 2021-R03, Class 1M2, (30 day USD SOFR Average + 1.65%), 7.00%, due 12/25/2041	757,566 (a)(c)
1,700,000	Series 2022-R01, Class 1M2, (30 day USD SOFR Average + 1.90%), 7.25%, due 12/25/2041	1,722,321 (a)(c)
625,000	Series 2022-R04, Class 1M2, (30 day USD SOFR Average + 3.10%), 8.45%, due 3/25/2042	649,588 (a)(c)
725,000	Series 2022-R03, Class 1M2, (30 day USD SOFR Average + 3.50%), 8.85%, due 3/25/2042	763,432 (a)(c)
495,000	Series 2022-R07, Class 1M2, (30 day USD SOFR Average + 4.65%), 10.00%, due 6/25/2042	538,115 (a)(c)
79,000	Series 2022-R08, Class 1M2, (30 day USD SOFR Average + 3.60%), 8.95%, due 7/25/2042	83,641 (a)(c)
435,000	Series 2022-R08, Class 1B1, (30 day USD SOFR Average + 5.60%), 10.95%, due 7/25/2042	477,143 (a)(c)
687,978	Series 2023-R01, Class 1M1, (30 day USD SOFR Average + 2.40%), 7.75%, due 12/25/2042	709,477 (a)(c)
244,000	Series 2023-R02, Class 1M2, (30 day USD SOFR Average + 3.35%), 8.70%, due 1/25/2043	258,086 (a)(c)
365,792	GCAT Trust, Series 2021-NQM5, Class A1, 1.26%, due 7/25/2066	301,475 (a)(b)
JP Morgan Mortgage Trust
325,241	Series 2024-2, Class A6A, 6.00%, due 8/25/2054	326,995 (a)(b)
269,793	Series 2024-HE1, Class A1, (30 day USD SOFR Average + 1.50%), 6.84%, due 8/25/2054	271,305 (a)(c)
359,983	Series 2024-4, Class A6A, 6.00%, due 10/25/2054	361,103 (a)(b)
354,000	LHOME Mortgage Trust, Series 2024-RTL4, Class A1, 5.92%, due 7/25/2039	353,997 (a)(d)
207,017	New Residential Mortgage Loan Trust, Series 2019-NQM5, Class A1, 2.71%, due 11/25/2059	192,997 (a)(b)
Sequoia Mortgage Trust
163,459	Series 2024-2, Class A10, 6.00%, due 12/25/2053	163,879 (a)(b)
391,689	Series 2024-4, Class A10, 6.00%, due 5/25/2054	393,450 (a)(b)
384,047	SG Residential Mortgage Trust, Series 2021-2, Class A1, 1.74%, due 12/25/2061	321,467 (a)(b)
766,788	Towd Point Mortgage Trust, Series 2022-4, Class A1, 3.75%, due 9/25/2062	728,060 (a)
Verus Securitization Trust
311,440	Series 2021-3, Class A3, 1.44%, due 6/25/2066	266,871 (a)(b)
334,389	Series 2021-6, Class A3, 1.89%, due 10/25/2066	285,840 (a)(b)
294,952	Series 2022-7, Class A1, 5.15%, due 7/25/2067	293,281 (a)
18,022,177
See Notes to Schedule of Investments

Schedule of Investments Short Duration Income ETF^ (Unaudited)  (cont’d)
Principal Amount		Value
Commercial Mortgage-Backed 9.3%
$391,475	BANK, Series 2020-BN30, Class A1, 0.45%, due 12/15/2053	$378,045
BBCMS Mortgage Trust
91,336	Series 2020-C7, Class A1, 1.08%, due 4/15/2053	90,474
4,369,756	Series 2021-C11, Class XA, 1.37%, due 9/15/2054	282,972 (b)(e)
1,876,482	Series 2022-C17, Class XA, 1.15%, due 9/15/2055	138,559 (b)(e)
459,000	BB-UBS Trust, Series 2012-SHOW, Class A, 3.43%, due 11/5/2036	450,795 (a)
Benchmark Mortgage Trust
205,000	Series 2020-IG2, Class UBRC, 3.51%, due 9/15/2048	189,733 (a)(b)
112,536	Series 2019-B12, Class A2, 3.00%, due 8/15/2052	110,697
325,000	Series 2019-B12, Class AS, 3.42%, due 8/15/2052	293,121
225,000	Series 2020-B17, Class C, 3.37%, due 3/15/2053	164,171 (b)
7,405,979	Series 2021-B30, Class XA, 0.81%, due 11/15/2054	336,142 (b)(e)
88,000	Series 2023-B40, Class C, 7.41%, due 12/15/2056	94,575 (b)
29,000	Series 2024-V5, Class C, 6.97%, due 1/10/2057	29,921 (b)
228,000	Series 2024-V8, Class B, 7.18%, due 7/15/2057	238,836 (b)
300,000	Series 2019-B10, Class B, 4.18%, due 3/15/2062	262,373 (b)
199,000	BMO Mortgage Trust, Series 2024-C8, Class C, 6.23%, due 3/15/2057	200,926 (b)
228,000	BPR Trust, Series 2022-OANA, Class D, (1 mo. USD Term SOFR + 3.70%), 9.02%, due 4/15/2037	228,570 (a)(c)
BX Commercial Mortgage Trust
365,000	Series 2021-VOLT, Class D, (1 mo. USD Term SOFR + 1.76%), 7.09%, due 9/15/2036	358,959 (a)(c)
100,000	Series 2024-MF, Class C, (1 mo. USD Term SOFR + 1.94%), 7.27%, due 2/15/2039	97,500 (a)(c)
215,000	Series 2024-MF, Class D, (1 mo. USD Term SOFR + 2.69%), 8.02%, due 2/15/2039	212,313 (a)(c)
296,326	Series 2024-XL5, Class D, (1 mo. USD Term SOFR + 2.69%), 8.02%, due 3/15/2041	293,640 (a)(c)
BX Trust
244,000	Series VLT4, Class E, (1 mo. USD Term SOFR + 2.89%), 8.22%, due 7/15/2029	243,582 (a)(c)
336,000	Series 2024-BIO, Class C, (1 mo. USD Term SOFR + 2.64%), 7.97%, due 2/15/2041	334,529 (a)(c)
163,000	Series 2019-OC11, Class D, 3.94%, due 12/9/2041	146,192 (a)(b)
CAMB Commercial Mortgage Trust
375,218	Series 2019-LIFE, Class D, (1 mo. USD Term SOFR + 2.05%), 7.38%, due 12/15/2037	374,515 (a)(c)
295,000	Series 2019-LIFE, Class E, (1 mo. USD Term SOFR + 2.45%), 7.78%, due 12/15/2037	294,631 (a)(c)
140,000	Series 2019-LIFE, Class F, (1 mo. USD Term SOFR + 2.85%), 8.18%, due 12/15/2037	139,266 (a)(c)
Citigroup Commercial Mortgage Trust
170,000	Series 2023-SMRT, Class C, 5.85%, due 10/12/2040	166,649 (a)(b)
206,729	Series 2016-P4, Class AAB, 2.78%, due 7/10/2049	203,298
206,428	Cold Storage Trust, Series 2020-ICE5, Class D, (1 mo. USD Term SOFR + 2.21%), 7.54%, due 11/15/2037	205,783 (a)(c)
COMM Mortgage Trust
219,000	Series 2024-277P, Class B, 7.23%, due 8/10/2044	223,883 (a)(b)(d)
481,890	Series 2012-CR4, Class AM, 3.25%, due 10/15/2045	424,063
369,755	Series 2014-UBS3, Class XA, 0.73%, due 6/10/2047	4 (b)(e)
3,583,050	Series 2014-UBS6, Class XA, 0.81%, due 12/10/2047	36 (b)(e)
CONE Trust
87,000	Series 2024-DFW1, Class A, (1 mo. USD Term SOFR + 1.64%), 6.94%, due 8/15/2026	86,809 (a)(c)
94,000	Series 2024-DFW1, Class D, (1 mo. USD Term SOFR + 3.04%), 8.34%, due 8/15/2026	93,794 (a)(c)
5,968,652	CSAIL Commercial Mortgage Trust, Series 2016-C5, Class XA, 0.88%, due 11/15/2048	48,974 (b)(e)
ELM Trust
200,000	Series 2024-ELM, Class D10, 6.63%, due 6/10/2039	202,270 (a)(b)
215,000	Series 2024-ELM, Class D15, 6.67%, due 6/10/2039	217,438 (a)(b)
1,535,000	Federal Home Loan Mortgage Corp. Multiclass Certificates, Series 2020-RR02, Class CX, 1.27%, due 3/27/2029	74,065 (b)(e)
See Notes to Schedule of Investments

Schedule of Investments Short Duration Income ETF^ (Unaudited)  (cont’d)
Principal Amount		Value
Commercial Mortgage-Backed – cont'd
$79,973	Federal Home Loan Mortgage Corp. Multifamily Structured Credit Risk, Series 2024-MN8, Class M1, (30 day USD SOFR Average + 2.85%), 8.20%, due 5/25/2044	$80,349 (a)(c)
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
4,663,027	Series KW03, Class X1, 0.78%, due 6/25/2027	81,901 (b)(e)
3,378,074	Series K095, Class X1, 0.95%, due 6/25/2029	128,767 (b)(e)
5,245,207	Series K096, Class X1, 1.13%, due 7/25/2029	239,422 (b)(e)
4,100,000	Series K098, Class XAM, 1.39%, due 8/25/2029	251,245 (b)(e)
147,000	FIVE Mortgage Trust, Series 2023-V1, Class C, 6.30%, due 2/10/2056	145,158 (b)
207,000	Great Wolf Trust, Series 2024-WOLF, Class D, (1 mo. USD Term SOFR + 2.89%), 8.22%, due 3/15/2039	206,871 (a)(c)
GS Mortgage Securities Trust
37,232	Series 2010-C1, Class B, 5.15%, due 8/10/2043	37,166 (a)
3,031,199	Series 2013-GC13, Class XA, 0.00%, due 7/10/2046	30 (b)(e)
134,000	Series 2016-GS2, Class C, 4.70%, due 5/10/2049	126,386 (b)
14,276,182	Series 2015-GC30, Class XA, 0.72%, due 5/10/2050	39,015 (b)(e)
400,000	Hilton USA Trust, Series 2016-HHV, Class D, 4.19%, due 11/5/2038	381,949 (a)(b)
181,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class D, 3.45%, due 1/5/2039	138,465 (a)(b)
167,000	Manhattan West Mortgage Trust, Series 2020-1MW, Class D, 2.34%, due 9/10/2039	145,935 (a)(b)
210,000	MED Commercial Mortgage Trust, Series 2024-MOB, Class C, (1 mo. USD Term SOFR + 2.29%), 7.62%, due 5/15/2041	208,161 (a)(c)
152,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2017-C33, Class C, 4.56%, due 5/15/2050	140,593 (b)
Morgan Stanley Capital I Trust
117,000	Series 2021-230P, Class B, (1 mo. USD Term SOFR + 1.56%), 6.89%, due 12/15/2038	109,579 (a)(c)
137,000	Series 2018-H4, Class C, 5.05%, due 12/15/2051	119,811 (b)
57,000	MSWF Commercial Mortgage Trust, Series 2023-2, Class C, 7.02%, due 12/15/2056	60,447 (b)
One Market Plaza Trust
154,855	Series 2017-1MKT, Class A, 3.61%, due 2/10/2032	139,403 (a)
210,000	Series 2017-1MKT, Class B, 3.85%, due 2/10/2032	182,719 (a)
285,000	ONE Mortgage Trust, Series 2021-PARK, Class A, (1 mo. USD Term SOFR + 0.81%), 6.14%, due 3/15/2036	276,728 (a)(c)
221,000	ONNI Commerical Mortgage Trust, Series 2024-APT, Class C, 6.64%, due 7/15/2039	221,164 (a)(b)
237,000	ORL Trust, Series 2023-GLKS, Class D, (1 mo. USD Term SOFR + 4.30%), 9.63%, due 10/19/2036	237,444 (a)(c)
437,000	SFO Commercial Mortgage Trust, Series 2021-555, Class A, (1 mo. USD Term SOFR + 1.26%), 6.59%, due 5/15/2038	411,873 (a)(c)
209,000	SHER Trust, Series 2024-DAL, Class C, (1 mo. USD Term SOFR + 2.89%), 8.22%, due 4/15/2037	207,983 (a)(c)
216,000	Taubman Centers Commercial Mortgage Trust, Series 2022-DPM, Class B, (1 mo. USD Term SOFR + 2.93%), 8.26%, due 5/15/2037	216,810 (a)(c)
Wells Fargo Commercial Mortgage Trust
125,000	Series 2024-1CHI, Class C, 6.23%, due 7/15/2035	124,735 (a)(b)
100,000	Series 2024-1CHI, Class D, 6.71%, due 7/15/2035	99,643 (a)(b)
270,000	Series 2014-LC18, Class A5, 3.41%, due 12/15/2047	267,278
365,000	Series 2016-NXS6, Class B, 3.81%, due 11/15/2049	341,415
3,474,071	Series 2019-C52, Class XA, 1.59%, due 8/15/2052	207,656 (b)(e)
13,508,204
Federal Home Loan Mortgage Corp. 4.0%
Pass-Through Certificates
58,758	4.50%, due 11/1/2039	58,335
3,066,374	5.50%, due 9/1/2052 - 4/1/2053	3,072,227
See Notes to Schedule of Investments

Schedule of Investments Short Duration Income ETF^ (Unaudited)  (cont’d)
Principal Amount		Value
Federal Home Loan Mortgage Corp. – cont'd
$2,617,292	6.00%, due 3/1/2053 - 1/1/2054	$2,656,810
5,787,372
Federal National Mortgage Association 3.1%
Pass-Through Certificates
80,317	4.50%, due 4/1/2039 - 5/1/2044	79,422
2,949,171	5.50%, due 11/1/2052 - 5/1/2053	2,957,054
1,532,582	6.00%, due 10/1/2053	1,556,740
4,593,216
Total Mortgage-Backed Securities (Cost $44,177,725)		41,910,969
Asset-Backed Securities 23.0%
875,000	37 Capital CLO 1 Ltd., Series 2021-1A, Class A, (3 mo. USD Term SOFR + 1.46%), 6.76%, due 10/15/2034	876,980 (a)(c)
581,017	Aqua Finance Trust, Series 2021-A, Class A, 1.54%, due 7/17/2046	527,709 (a)
Avis Budget Rental Car Funding AESOP LLC
375,000	Series 2020-2A, Class B, 2.96%, due 2/20/2027	361,463 (a)
225,000	Series 2022-5A, Class C, 6.24%, due 4/20/2027	225,137 (a)
485,000	Series 2021-2A, Class B, 1.90%, due 2/20/2028	446,525 (a)
245,000	Series 2024-1A, Class C, 6.48%, due 6/20/2030	252,061 (a)
Bayview Opportunity Master Fund VII LLC
78,443	Series 2024-EDU1, Class C, (30 day USD SOFR Average + 1.80%), 7.15%, due 6/25/2047	78,721 (a)(c)
32,685	Series 2024-EDU1, Class D, (30 day USD SOFR Average + 2.75%), 8.10%, due 6/25/2047	33,035 (a)(c)
391,500	Beacon Container Finance II LLC, Series 2021-1A, Class A, 2.25%, due 10/22/2046	354,423 (a)
785,347	BOF VII AL Funding Trust I, Series 2023-CAR3, Class A2, 6.29%, due 7/26/2032	793,049 (a)
420,946	Business Jet Securities LLC, Series 2024-1A, Class A, 6.20%, due 5/15/2039	427,938 (a)
418,000	CCG Receivables Trust, Series 2023-2, Class A2, 6.28%, due 4/14/2032	423,041 (a)
Compass Datacenters Issuer II LLC
120,000	Series 2024-1A, Class A2, 5.75%, due 2/25/2049	120,443 (a)
100,000	Series 2024-1A, Class B, 7.00%, due 2/25/2049	101,120 (a)
505,000	Crown Castle Towers LLC, 3.66%, due 5/15/2045	497,622 (a)
244,000	CyrusOne Data Centers Issuer I LLC, Series 2023-2A, Class A2, 5.56%, due 11/20/2048	243,071 (a)
Dell Equipment Finance Trust
315,000	Series 2024-1, Class A3, 5.39%, due 3/22/2030	318,235 (a)
170,000	Series 2024-1, Class C, 5.73%, due 3/22/2030	172,517 (a)
170,000	Series 2024-1, Class D, 6.12%, due 9/23/2030	172,538 (a)
1,000,000	Dryden 64 CLO Ltd., Series 2018-64A, Class D, (3 mo. USD Term SOFR + 2.91%), 8.19%, due 4/18/2031	987,561 (a)(c)
309,314	Elara HGV Timeshare Issuer LLC, Series 2023-A, Class A, 6.16%, due 2/25/2038	316,185 (a)
462,000	Flagship Credit Auto Trust, Series 2024-1, Class A3, 5.48%, due 10/16/2028	465,904 (a)
435,000	Fort Washington CLO Ltd., Series 2021-2A, Class A, (3 mo. USD Term SOFR + 1.48%), 6.76%, due 10/20/2034	435,586 (a)(c)
Frontier Issuer LLC
480,000	Series 2023-1, Class A2, 6.60%, due 8/20/2053	488,643 (a)
122,000	Series 2024-1, Class B, 7.02%, due 6/20/2054	124,630 (a)
362,000	GLS Auto Select Receivables Trust, Series 2024-2A, Class A2, 5.58%, due 6/17/2030	363,950 (a)
Gracie Point International Funding LLC
205,000	Series 2024-1A, Class A, (90 day USD SOFR Average + 1.70%), 7.05%, due 3/1/2028	205,760 (a)(c)
205,000	Series 2024-1A, Class B, (90 day USD SOFR Average + 2.10%), 7.45%, due 3/1/2028	205,755 (a)(c)
301,000	GreenSky Home Improvement Trust, Series 2024-1, Class A4, 5.67%, due 7/25/2059	301,106 (a)(d)
Hilton Grand Vacations Trust
130,350	Series 2018-AA, Class A, 3.54%, due 2/25/2032	128,407 (a)
See Notes to Schedule of Investments

Schedule of Investments Short Duration Income ETF^ (Unaudited)  (cont’d)
Principal Amount		Value
Asset-Backed Securities – cont'd
$94,828	Series 2022-2A, Class A, 4.30%, due 1/25/2037	$93,168 (a)
302,892	Series 2022-2A, Class B, 4.74%, due 1/25/2037	299,462 (a)
235,733	Series 2024-2A, Class C, 5.99%, due 3/25/2038	239,496 (a)
230,811	Series 2024-1B, Class A, 5.75%, due 9/15/2039	236,034 (a)
170,801	Series 2024-1B, Class B, 5.99%, due 9/15/2039	174,623 (a)
92,325	Series 2024-1B, Class C, 6.62%, due 9/15/2039	94,861 (a)
287,371	Huntington Bank Auto Credit-Linked Notes, Series 2024-1, Class B1, 6.15%, due 5/20/2032	289,573 (a)
JP Morgan Mortgage Trust
302,152	Series 2023-HE2, Class A1, (30 day USD SOFR Average + 1.70%), 7.04%, due 3/25/2054	304,654 (a)(c)
135,000	Series 2023-HE3, Class M1, (30 day USD SOFR Average + 2.10%), 7.44%, due 5/25/2054	136,099 (a)(c)
89,000	Series 2024-HE1, Class M1, (30 day USD SOFR Average + 2.00%), 7.34%, due 8/25/2054	89,511 (a)(c)
111,464	JPMorgan Chase Bank NA, Series 2021-3, Class B, 0.76%, due 2/26/2029	109,290 (a)
1,000,000	Katayma CLO II Ltd., Series 2024-2A, Class A1, (3 mo. USD Term SOFR + 1.65%), 6.94%, due 4/20/2037	1,004,502 (a)(c)
407,000	Kubota Credit Owner Trust, Series 2024-1A, Class A3, 5.19%, due 7/17/2028	410,529 (a)
284,593	MetroNet Infrastructure Issuer LLC, Series 2022-1A, Class A2, 6.35%, due 10/20/2052	290,564 (a)
MVW LLC
235,709	Series 2021-2A, Class A, 1.43%, due 5/20/2039	219,774 (a)
167,226	Series 2021-2A, Class B, 1.83%, due 5/20/2039	155,890 (a)
65,458	Series 2021-1WA, Class B, 1.44%, due 1/22/2041	61,327 (a)
182,520	Series 2024-1A, Class B, 5.51%, due 2/20/2043	184,682 (a)
102,435	Series 2024-1A, Class C, 6.20%, due 2/20/2043	103,862 (a)
Navient Private Education Refi Loan Trust
226,050	Series 2021-BA, Class A, 0.94%, due 7/15/2069	199,549 (a)
639,350	Series 2021-CA, Class A, 1.06%, due 10/15/2069	566,524 (a)
245,418	Series 2021-EA, Class A, 0.97%, due 12/16/2069	213,818 (a)
490,637	Series 2021-FA, Class A, 1.11%, due 2/18/2070	424,198 (a)
447,925	Series 2024-A, Class A, 5.66%, due 10/15/2072	455,999 (a)
1,200,000	Oaktree CLO Ltd., Series 2022-3A, Class A2, (3 mo. USD Term SOFR + 2.30%), 7.60%, due 7/15/2035	1,203,834 (a)(c)
1,000,000	Octagon Investment Partners 43 Ltd., Series 2019-1A, Class D, (3 mo. USD Term SOFR + 4.16%), 9.45%, due 10/25/2032	1,014,033 (a)(c)
422,000	OneMain Financial Issuance Trust, Series 2022-2A, Class A, 4.89%, due 10/14/2034	419,782 (a)
872,000	PFS Financing Corp., Series 2024-D, Class A, 5.34%, due 4/15/2029	884,213 (a)
580,000	Prestige Auto Receivables Trust, Series 2021-1A, Class D, 2.08%, due 2/15/2028	548,207 (a)
1,200,000	Regatta XXVIII Funding Ltd., Series 2024-2A, Class A1, (3 mo. USD Term SOFR + 1.55%), 6.83%, due 4/25/2037	1,206,738 (a)(c)
87,000	Santander Drive Auto Receivables Trust, Series 2024-1, Class C, 5.45%, due 3/15/2030	87,659
421,000	SFS Auto Receivables Securitization Trust, Series 2024-1A, Class C, 5.51%, due 1/20/2032	426,667 (a)
Sierra Timeshare Receivables Funding LLC
41,470	Series 2020-2A, Class C, 3.51%, due 7/20/2037	40,587 (a)
108,787	Series 2022-1A, Class A, 3.05%, due 10/20/2038	105,544 (a)
145,333	Series 2022-1A, Class C, 3.94%, due 10/20/2038	139,707 (a)
144,366	Series 2023-2A, Class C, 7.30%, due 4/20/2040	148,029 (a)
83,155	Series 2022-2A, Class B, 5.04%, due 6/20/2040	82,057 (a)
138,157	Series 2023-3A, Class B, 6.44%, due 9/20/2040	141,362 (a)
191,000	Series 2024-2A, Class C, 5.83%, due 6/20/2041	191,821 (a)
351,669	Series 2024-1A, Class C, 5.94%, due 1/20/2043	356,397 (a)
1,000,000	Signal Peak CLO 8 Ltd., Series 2020-8A, Class A, (3 mo. USD Term SOFR + 1.53%), 6.81%, due 4/20/2033	1,001,314 (a)(c)
15,259	SoFi Consumer Loan Program Trust, Series 2023-1S, Class A, 5.81%, due 5/15/2031	15,255 (a)
490,000	SoFi Professional Loan Program LLC, Series 2018-C, Class BFX, 4.13%, due 1/25/2048	456,087 (a)
See Notes to Schedule of Investments

Schedule of Investments Short Duration Income ETF^ (Unaudited)  (cont’d)
Principal Amount		Value
Asset-Backed Securities – cont'd
$334,000	Sotheby's Artfi Master Trust, Series 2024-1A, Class A1, 6.43%, due 12/22/2031	$337,521 (a)
548,000	Stack Infrastructure Issuer LLC, Series 2023-3A, Class A2, 5.90%, due 10/25/2048	554,344 (a)
265,000	Subway Funding LLC, Series 2024-1A, Class A2I, 6.03%, due 7/30/2054	271,250 (a)
Taco Bell Funding LLC
258,750	Series 2016-1A, Class A23, 4.97%, due 5/25/2046	256,399 (a)
191,587	Series 2021-1A, Class A2I, 1.95%, due 8/25/2051	176,388 (a)
350,135	TAL Advantage VII LLC, Series 2020-1A, Class A, 2.05%, due 9/20/2045	323,412 (a)
500,000	TICP CLO VII Ltd., Series 2017-7A, Class DR, (3 mo. USD Term SOFR + 3.46%), 8.76%, due 4/15/2033	503,607 (a)(c)
202,800	TIF Funding III LLC, Series 2024-1A, Class B, 5.58%, due 4/20/2049	204,728 (a)
544,000	T-Mobile U.S. Trust, Series 2022-1A, Class A, 4.91%, due 5/22/2028	542,228 (a)
Towd Point Mortgage Trust
403,317	Series 2024-CES1, Class A1A, 5.85%, due 1/25/2064	403,798 (a)(b)
396,803	Series 2024-CES2, Class A1A, 6.13%, due 2/25/2064	400,601 (a)(b)
415,000	Trafigura Securitisation Finance PLC, Series 2024-1A, Class A2, 5.98%, due 11/15/2027	421,459 (a)
229,119	U.S. Bank NA, Series 2023-1, Class B, 6.79%, due 8/25/2032	231,166 (a)
1,000,000	Voya CLO Ltd., Series 2016-2A, Class CR, (3 mo. USD Term SOFR + 4.26%), 9.54%, due 7/19/2028	1,003,451 (a)(c)
1,200,000	Wellington Management CLO 1 Ltd., Series 2023-1A, Class A, (3 mo. USD Term SOFR + 1.80%), 7.08%, due 10/20/2036	1,207,450 (a)(c)
360,000	Westlake Automobile Receivables Trust, Series 2024-1A, Class A3, 5.44%, due 5/17/2027	360,214 (a)
875,000	Whitebox CLO III Ltd., Series 2021-3A, Class A1, (3 mo. USD Term SOFR + 1.48%), 6.78%, due 10/15/2034	875,963 (a)(c)
285,000	Ziply Fiber Issuer LLC, Series 2024-1A, Class B, 7.81%, due 4/20/2054	295,350 (a)
Total Asset-Backed Securities (Cost $33,517,900)		33,645,726

Corporate Bonds 38.4%
Aerospace & Defense 2.6%
Boeing Co.
1,025,000	2.70%, due 2/1/2027	959,536
820,000	6.30%, due 5/1/2029	848,199 (a)
1,200,000	L3Harris Technologies, Inc., 5.40%, due 1/15/2027	1,217,186
725,000	RTX Corp., 4.13%, due 11/16/2028	709,859
100,000	TransDigm, Inc., 5.50%, due 11/15/2027	98,745
3,833,525
Airlines 0.7%
175,000	American Airlines, Inc., 7.25%, due 2/15/2028	174,851 (a)
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
204,167	5.50%, due 4/20/2026	202,800 (a)
110,000	5.75%, due 4/20/2029	107,492 (a)
110,000	Delta Air Lines, Inc., 7.00%, due 5/1/2025	110,947 (a)
193,749	Delta Air Lines, Inc./SkyMiles IP Ltd., 4.50%, due 10/20/2025	192,799 (a)
210,000	Latam Airlines Group SA, 13.38%, due 10/15/2027	232,485 (a)
1,021,374
Auto Manufacturers 2.9%
Ford Motor Credit Co. LLC
45,000	6.95%, due 6/10/2026	46,218
390,000	7.35%, due 11/4/2027	410,860
130,000	6.80%, due 5/12/2028	135,588
320,000	2.90%, due 2/10/2029	286,882
See Notes to Schedule of Investments

Schedule of Investments Short Duration Income ETF^ (Unaudited)  (cont’d)
Principal Amount		Value

Auto Manufacturers – cont'd
General Motors Financial Co., Inc.
$490,000	3.80%, due 4/7/2025	$484,261
1,445,000	5.40%, due 4/6/2026	1,452,060
Volkswagen Group of America Finance LLC
510,000	3.35%, due 5/13/2025	501,941 (a)
850,000	6.00%, due 11/16/2026	868,776 (a)
4,186,586
Auto Parts & Equipment 0.4%
IHO Verwaltungs GmbH
260,000	6.00% Cash/6.75% PIK, due 5/15/2027	257,929 (a)(f)
90,000	6.38% Cash/7.13% PIK, due 5/15/2029	90,088 (a)(f)
ZF North America Capital, Inc.
105,000	4.75%, due 4/29/2025	103,814 (a)
155,000	6.75%, due 4/23/2030	157,895 (a)
609,726
Banks 11.0%
Banco Santander SA
450,000	2.75%, due 5/28/2025	440,353
1,040,000	5.15%, due 8/18/2025	1,036,959
1,980,000	Bank of America Corp., 3.38%, due 4/2/2026	1,953,503 (g)
975,000	Barclays PLC, 5.67%, due 3/12/2028	988,063 (g)
645,000	Citigroup, Inc., 2.01%, due 1/25/2026	634,113 (g)
2,230,000	Goldman Sachs Group, Inc., 1.95%, due 10/21/2027	2,086,790 (g)
JPMorgan Chase & Co.
1,100,000	2.30%, due 10/15/2025	1,092,715 (g)
1,225,000	4.08%, due 4/26/2026	1,213,704 (g)
750,000	Lloyds Banking Group PLC, 5.46%, due 1/5/2028	757,466 (g)
815,000	Manufacturers & Traders Trust Co., 4.70%, due 1/27/2028	802,057
Morgan Stanley
1,345,000	1.59%, due 5/4/2027	1,267,015 (g)
340,000	5.65%, due 4/13/2028	346,417 (g)
650,000	Truist Financial Corp., 5.90%, due 10/28/2026	655,037 (g)
750,000	UBS Group AG, 1.36%, due 1/30/2027	707,542 (a)(g)
2,115,000	Wells Fargo & Co., 3.91%, due 4/25/2026	2,092,104 (g)
16,073,838
Building Materials 0.1%
160,000	Camelot Return Merger Sub, Inc., 8.75%, due 8/1/2028	159,074 (a)
Chemicals 0.6%
120,000	INEOS Finance PLC, 7.50%, due 4/15/2029	122,152 (a)
330,000	Olympus Water U.S. Holding Corp., 7.13%, due 10/1/2027	332,226 (a)
415,000	SCIL IV LLC/SCIL USA Holdings LLC, 5.38%, due 11/1/2026	405,485 (a)
859,863
Commercial Services 0.6%
460,000	Champions Financing, Inc., 8.75%, due 2/15/2029	469,176 (a)
180,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, due 1/15/2028	179,408 (a)
290,000	ZipRecruiter, Inc., 5.00%, due 1/15/2030	253,726 (a)
902,310
See Notes to Schedule of Investments

Schedule of Investments Short Duration Income ETF^ (Unaudited)  (cont’d)
Principal Amount		Value

Computers 0.1%
$90,000	ASGN, Inc., 4.63%, due 5/15/2028	$86,237 (a)
Distribution - Wholesale 0.2%
290,000	Resideo Funding, Inc., 4.00%, due 9/1/2029	264,327 (a)
Diversified Financial Services 1.0%
775,000	American Express Co., 1.65%, due 11/4/2026	723,662
740,000	Capital One Financial Corp., 2.64%, due 3/3/2026	727,136 (g)
1,450,798
Electric 2.0%
1,135,000	Dominion Energy, Inc., 2.85%, due 8/15/2026	1,089,771
160,000	NRG Energy, Inc., 10.25%, due 3/15/2028	177,296 (a)(g)(h)
Pacific Gas & Electric Co.
495,000	3.50%, due 6/15/2025	486,475
750,000	3.45%, due 7/1/2025	736,256
430,000	Vistra Corp., 7.00%, due 12/15/2026	432,470 (a)(g)(h)
2,922,268
Electronics 0.4%
535,000	EquipmentShare.com, Inc., 9.00%, due 5/15/2028	550,687 (a)
75,000	TTM Technologies, Inc., 4.00%, due 3/1/2029	69,639 (a)
620,326
Engineering & Construction 0.7%
490,000	Artera Services LLC, 8.50%, due 2/15/2031	502,381 (a)
270,000	Global Infrastructure Solutions, Inc., 5.63%, due 6/1/2029	259,614 (a)
175,000	GTP Acquisition Partners I LLC, 3.48%, due 6/15/2050	172,262 (a)
934,257
Entertainment 1.0%
1,490,000	Warnermedia Holdings, Inc., 6.41%, due 3/15/2026	1,489,925
Environmental Control 0.1%
80,000	Madison IAQ LLC, 4.13%, due 6/30/2028	74,712 (a)
Food Service 0.2%
235,000	TKC Holdings, Inc., 6.88%, due 5/15/2028	228,802 (a)
Healthcare - Products 0.2%
340,000	Medline Borrower LP, 5.25%, due 10/1/2029	328,642 (a)
Holding Companies - Diversified 0.2%
300,000	Benteler International AG, 10.50%, due 5/15/2028	319,049 (a)
Insurance 1.1%
430,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer, 6.75%, due 10/15/2027	426,774 (a)
455,000	AssuredPartners, Inc., 5.63%, due 1/15/2029	433,415 (a)
785,000	Jackson National Life Global Funding, 1.75%, due 1/12/2025	771,553 (a)
1,631,742
Leisure Time 0.3%
210,000	Lindblad Expeditions LLC, 6.75%, due 2/15/2027	209,609 (a)
90,000	Viking Cruises Ltd., 7.00%, due 2/15/2029	90,883 (a)
170,000	VOC Escrow Ltd., 5.00%, due 2/15/2028	165,881 (a)
466,373
See Notes to Schedule of Investments

Schedule of Investments Short Duration Income ETF^ (Unaudited)  (cont’d)
Principal Amount		Value

Machinery - Construction & Mining 0.1%
$170,000	Manitowoc Co., Inc., 9.00%, due 4/1/2026	$170,170 (a)
Machinery - Diversified 0.2%
320,000	TK Elevator Holdco GmbH, 7.63%, due 7/15/2028	319,920 (a)
Media 0.2%
360,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.13%, due 5/1/2027	349,655 (a)
Oil & Gas 2.9%
460,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., 7.00%, due 11/1/2026	460,509 (a)
447,137	Borr IHC Ltd./Borr Finance LLC, 10.00%, due 11/15/2028	468,237 (a)
355,000	Civitas Resources, Inc., 8.38%, due 7/1/2028	372,719 (a)
	Comstock Resources, Inc.
340,000	6.75%, due 3/1/2029	329,419 (a)
110,000	6.75%, due 3/1/2029	106,287 (a)
1,280,000	Diamondback Energy, Inc., 5.20%, due 4/18/2027	1,294,085
230,000	Northern Oil & Gas, Inc., 8.13%, due 3/1/2028	234,686 (a)
970,000	Occidental Petroleum Corp., 5.20%, due 8/1/2029	975,898
		4,241,840
Oil & Gas Services 0.2%
330,000	Solaris Midstream Holdings LLC, 7.63%, due 4/1/2026	332,159 (a)
Packaging & Containers 0.4%
580,000	Mauser Packaging Solutions Holding Co., 7.88%, due 4/15/2027	598,579 (a)
Pharmaceuticals 1.4%
495,000	AbbVie, Inc., 4.80%, due 3/15/2029	501,470
605,000	Bayer U.S. Finance LLC, 6.13%, due 11/21/2026	616,915 (a)
890,000	CVS Health Corp., 4.30%, due 3/25/2028	872,546
		1,990,931
Pipelines 3.3%
	Enbridge, Inc.
360,000	5.90%, due 11/15/2026	367,777
359,000	5.25%, due 4/5/2027	363,349
980,000	Energy Transfer LP, 6.05%, due 12/1/2026	1,002,013
305,000	Genesis Energy LP/Genesis Energy Finance Corp., 8.25%, due 1/15/2029	317,314
1,215,000	Kinder Morgan, Inc., 5.00%, due 2/1/2029	1,224,179
690,000	Plains All American Pipeline LP/PAA Finance Corp., 4.65%, due 10/15/2025	685,296
460,000	Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 6.00%, due 3/1/2027	456,688 (a)
320,000	Venture Global LNG, Inc., 8.13%, due 6/1/2028	333,260 (a)
		4,749,876
Real Estate Investment Trusts 1.3%
845,000	American Tower Corp., 1.45%, due 9/15/2026	786,717
432,000	American Tower Trust 1, 5.49%, due 3/15/2053	439,437 (a)
100,000	Blackstone Mortgage Trust, Inc., 3.75%, due 1/15/2027	91,793 (a)
390,000	Necessity Retail REIT, Inc./American Finance Operating Partner LP, 4.50%, due 9/30/2028	355,078 (a)
280,000	Starwood Property Trust, Inc., 3.63%, due 7/15/2026	266,795 (a)
		1,939,820
Semiconductors 0.4%
590,000	Broadcom, Inc., 5.05%, due 7/12/2027	595,282
See Notes to Schedule of Investments

Schedule of Investments Short Duration Income ETF^ (Unaudited)  (cont’d)
Principal Amount		Value

Software 0.7%
$190,000	AthenaHealth Group, Inc., 6.50%, due 2/15/2030	$179,138 (a)
900,000	Oracle Corp., 1.65%, due 3/25/2026	853,886
		1,033,024
Telecommunications 0.9%
350,000	Frontier Communications Holdings LLC, 5.88%, due 10/15/2027	346,556 (a)
1,010,000	T-Mobile USA, Inc., 3.75%, due 4/15/2027	984,409
		1,330,965
Total Corporate Bonds (Cost $55,829,103)		56,115,975
Loan Assignments(c) 3.1%
Aerospace & Defense 0.1%
186,985	Peraton Corp., Term Loan B, (1 mo. USD Term SOFR + 3.75%), 9.19%, due 2/1/2028	186,906
Air Transport 0.1%
135,000	American Airlines, Inc., Term Loan, (3 mo. USD Term SOFR + 4.75%), 10.29%, due 4/20/2028	139,497
Business Equipment & Services 0.4%
175,000	Veritiv Corp., Term Loan B, (3 mo. USD Term SOFR + 4.50%), 9.83%, due 11/30/2030	175,111
358,785	William Morris Endeavor Entertainment LLC, First Lien Term Loan, (1 mo. USD Term SOFR + 2.75%), 8.21%, due 5/18/2025	359,054
		534,165
Chemicals & Plastics 0.1%
174,563	INEOS Quattro Holdings U.K. Ltd., First Lien Term Loan B, (1 mo. USD Term SOFR + 4.25%), 9.69%, due 4/2/2029	174,344
Commercial Services 0.1%
189,043	Neptune Bidco U.S., Inc., Term Loan B, (3 mo. USD Term SOFR + 5.00%), 10.40%, due 4/11/2029	177,700
Diversified Financial Services 0.3%
496,256	Avolon TLB Borrower 1 (US) LLC, Term Loan B6, (1 mo. USD Term SOFR + 2.00%), 7.35%, due 6/22/2028	497,626
Diversified Insurance 0.3%
398,002	HUB International Ltd., First Lien Term Loan B, (2 mo. USD Term SOFR + 3.00%, 3 mo. USD Term SOFR + 3.00%), 8.25%, due 6/20/2030	398,400 (i)
Health Care 0.5%
437,767	Athenahealth Group, Inc., Term Loan B, (1 mo. USD Term SOFR + 3.25%), 8.59%, due 2/15/2029	436,672
170,891	Medline Borrower LP, Term Loan B, (1 mo. USD Term SOFR + 2.75%), 8.10%, due 10/23/2028	171,394
65,622	Select Medical Corp., Term Loan B1, (1 mo. USD Term SOFR + 3.00%), 8.34%, due 3/6/2027	65,540
		673,606
Industrial Equipment 0.1%
175,000	Gates Global LLC, Term Loan B5, (1 mo. USD Term SOFR + 2.25%), 7.59%, due 6/4/2031	175,219
Internet 0.1%
126,163	Gen Digital, Inc., Term Loan B, (1 mo. USD Term SOFR + 1.75%), 7.09%, due 9/12/2029	126,041
Leisure Goods - Activities - Movies 0.2%
244,173	Carnival Corp., Term Loan B2, (1 mo. USD Term SOFR + 2.75%), 8.09%, due 8/8/2027	245,700
Life Sciences Tools & Services 0.3%
428,925	Star Parent, Inc., Term Loan B, (3 mo. USD Term SOFR + 3.75%), 9.08%, due 9/27/2030	429,363
See Notes to Schedule of Investments

Schedule of Investments Short Duration Income ETF^ (Unaudited)  (cont’d)
Principal Amount		Value
Loan Assignments cont'd
Oil & Gas 0.3%
$289,275	CQP Holdco LP, Term Loan B, (3 mo. USD Term SOFR + 2.25%), 7.58%, due 12/31/2030	$289,735
174,563	Prairie ECI Acquiror LP, Term Loan, (1 mo. USD Term SOFR + 4.75%), 10.09%, due 8/1/2029	174,475
		464,210
Retailers (except food & drug) 0.1%
175,597	Petco Health & Wellness Co., Inc., Term Loan B, (3 mo. USD Term SOFR + 3.25%), 8.85%, due 3/3/2028	161,951
Utilities 0.1%
174,105	USIC Holdings, Inc., Term Loan, (1 mo. USD Term SOFR + 3.50%, 3 mo. USD Term SOFR + 3.50%), 9.05% – 9.10%, due 5/12/2028	168,446 (i)
Total Loan Assignments (Cost $4,529,070)		4,553,174
Number of Shares

Short-Term Investments 6.3%
Investment Companies 6.3%
9,147,143	State Street Institutional U.S. Government Money Market Fund Premier Class, 5.26%(j) (Cost $9,147,143)	9,147,143
Total Investments 99.5% (Cost $147,200,941)		145,372,987
Other Assets Less Liabilities 0.5%		766,063 (k)
Net Assets 100.0%		$146,139,050

(a)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At July 31, 2024, these securities amounted to $77,213,337, which represents 52.8% of net assets of the Fund.

(b)
Variable or floating rate security where the stated interest rate is not based on a published reference rate and spread. Rather, the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of July 31,
2024.

(c)	Variable or floating rate security. The interest rate shown was the current rate as of July 31, 2024 and changes periodically.
(d)	When-issued security. Total value of all such securities at July 31, 2024 amounted to $878,986, which represents 0.6% of net assets of the Fund.
(e)
Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only"
holding.

(f)	Payment-in-kind (PIK) security.
(g)	Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(h)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date shown reflects the next call date.
See Notes to Schedule of Investments

Schedule of Investments Short Duration Income ETF^ (Unaudited)  (cont’d)
(i)	The stated interest rates represent the range of rates at July 31, 2024 of the underlying contracts within the Loan Assignment.
(j)	Represents 7-day effective yield as of July 31, 2024.
(k)	Includes the impact of the Fund’s open positions in derivatives at July 31, 2024.

POSITIONS BY COUNTRY
Country	Investments at Value	Percentage of Net Assets
United States	$115,060,302	78.7%
Cayman Islands	9,109,067	6.2%
Germany	2,917,278	2.0%
Jersey	2,211,952	1.5%
United Kingdom	1,745,529	1.2%
Spain	1,477,312	1.0%
Ireland	919,085	0.6%
Canada	731,126	0.5%
Switzerland	707,542	0.5%
Mexico	468,237	0.3%
Austria	319,049	0.2%
Chile	232,485	0.2%
Bermuda	204,728	0.2%
Luxembourg	122,152	0.1%
Short-Term Investments and Other Assets—Net	9,913,206	6.8%
	$146,139,050	100.0%
See Notes to Schedule of Investments

Schedule of Investments Short Duration Income ETF^ (Unaudited)  (cont’d)
Derivative Instruments
Futures contracts ("futures")
At July 31, 2024, open positions in futures for the Fund were as follows:

Long Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
9/2024	476	U.S. Treasury Note, 2 Year	$97,754,781	$703,907
Total Long Positions			$97,754,781	$703,907

Short Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
9/2024	30	U.S. Treasury Note, 10 Year	$(3,354,375)	$(84,141)
9/2024	189	U.S. Treasury Note, 5 Year	(20,391,328)	(366,273)
9/2024	20	U.S. Treasury Note, Ultra 10 Year	(2,311,562)	(63,125)
9/2024	11	U.S. Treasury Ultra Bond	(1,407,656)	(44,190)
Total Short Positions			$(27,464,921)	$(557,729)
Total Futures				$146,178
Credit default swap contracts ("credit default swaps")
At July 31, 2024, the Fund had outstanding credit default swaps as follows:
Centrally Cleared Credit Default Swaps — Buy Protection

Clearinghouse	Reference Entity	Notional Amount		Financing Rate Paid by the Fund	Payment Frequency	Maturity Date	Upfront Payments/ (Receipts)	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
ICE CC	CDX North America High Yield Index, Ser. 42.V1	USD	1,300,000	5.00%	3M	6/20/2029	$(85,065)	$(3,361)	$(7,583)	$(96,009)

The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of July 31, 2024:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Mortgage-Backed Securities#	$—	$41,910,969	$—	$41,910,969
Asset-Backed Securities	—	33,645,726	—	33,645,726
Corporate Bonds#	—	56,115,975	—	56,115,975
Loan Assignments#	—	4,553,174	—	4,553,174
See Notes to Schedule of Investments

Schedule of Investments Short Duration Income ETF^ (Unaudited)  (cont’d)
Asset Valuation Inputs (cont’d)	Level 1	Level 2	Level 3	Total
Short-Term Investments	$—	$9,147,143	$—	$9,147,143
Total Investments	$—	$145,372,987	$—	$145,372,987

#	The Schedule of Investments provides information on the industry or sector categorization as well as a Positions by Country summary.
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s derivatives as of July 31, 2024:
Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures@
Assets	$703,907	$—	$—	$703,907
Liabilities	(557,729)	—	—	(557,729)
Swaps
Liabilities	—	(96,009)	—	(96,009)
Total	$146,178	$(96,009)	$—	$50,169

@	Futures are reported at the cumulative unrealized appreciation/(depreciation) of the instrument.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

July 31, 2024
Notes to Schedule of Investments ETF Trust (Unaudited)
In accordance with Accounting Standards Codification 820 "Fair Value Measurement" ("ASC 820"), all investments held by each of Neuberger Berman Flexible Credit Income ETF and Neuberger Berman Short Duration Income ETF (each individually a "Fund," and collectively, the "Funds") are carried at the value that Management believes a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Funds' investments, some of which are discussed below. At times, Management may need to apply significant judgment to value investments in accordance with ASC 820.
ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.
•
Level 1 – unadjusted quoted prices in active markets for identical investments
•
Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
•
Level 3 – unobservable inputs (including a Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.
The value of the Funds’ investments in debt securities is determined by Management primarily by obtaining valuations from independent pricing services based on bid quotations, or if quotations are not available, by methods that include various considerations based on security type (generally Level 2 inputs). In addition to the consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions, the following is a description of other Level 2 inputs and related valuation techniques used by independent pricing services to value certain types of debt securities held by the Funds:
Corporate Bonds. Inputs used to value corporate debt securities generally include relevant credit information, observed market movements, sector news, U.S. Treasury yield curve or relevant benchmark curve, and other market information, which may include benchmark yield curves, reported trades, broker-dealer quotes, issuer spreads, comparable securities, and reference data, such as market research publications, when available ("Other Market Information").
U.S. Treasury Obligations. Inputs used to value U.S. Treasury securities generally include quotes from several inter-dealer brokers and Other Market Information.
Asset-Backed Securities and Mortgage-Backed Securities. Inputs used to value asset-backed securities and mortgage-backed securities generally include models that consider a number of factors, which may include the following: prepayment speeds, cash flows, spread adjustments and Other Market Information.
Collateralized Loan Obligations (CLOs). The value of collateralized loan obligations is primarily determined by cash flow data, relevant loan pricing data and market color, and research from market participants and trading desks (Level 2 or 3 inputs).
High Yield Securities. Inputs used to value high yield securities generally include a number of observations of equity and credit default swap curves related to the issuer and Other Market Information.
Emerging Markets Debt and Foreign Government Securities. Inputs used to value emerging markets debt and foreign government securities generally include dealer quotes, bond market activity, discounted cash flow models, and other relevant information such as credit spreads, benchmark curves and Other Market Information.
For information on the Funds' significant accounting policies, please refer to the Funds' most recent shareholder reports.

Notes to Schedule of Investments ETF Trust (Unaudited)  (cont’d)
The value of loan assignments is determined by Management primarily by obtaining valuations from independent pricing services based on broker quotes (generally Level 2 or Level 3 inputs depending on the number of quotes available).
The value of futures contracts is determined by Management by obtaining valuations from independent pricing services at the settlement price at the market close (Level 1 inputs).
The value of credit default swaps is determined by Management by obtaining valuations from independent pricing services using a model that considers a number of factors, which may include default probabilities, credit curves, recovery rates and cash flows (Level 2 inputs).
The value of forward foreign currency contracts ("forward FX contracts") is determined by Management by obtaining valuations from independent pricing services based on actual traded currency rates on independent pricing services’ networks, along with other traded and quoted currency rates provided to the pricing services by leading market participants (Level 2 inputs).
Management has developed a process to periodically review information provided by independent pricing services for all types of securities.
Investments in non-exchange traded investment companies are valued using the respective fund’s daily calculated net asset value per share (Level 2 inputs), when available.
If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount a Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not available, the security is valued using methods Management has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Funds' Board of Trustees designated Management as the Funds' valuation designee. As the Funds' valuation designee, Management is responsible for determining fair value in good faith for all Fund investments. Inputs and assumptions considered in determining fair value of a security based on Level 2 or Level 3 inputs may include, but are not limited to, the type of security; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers or pricing services; information obtained from the issuer and analysts; an analysis of the company's or issuer's financial statements; an evaluation of the inputs that influence the issuer and the market(s) in which the security is purchased and sold.
The value of the Funds’ investments in foreign securities is generally determined using the same valuation methods and inputs as other Fund investments, as discussed above. Foreign security prices expressed in local currency values are normally translated from the local currency into U.S. dollars using the exchange rates as of 4:00 p.m., Eastern Time, on days the New York Stock Exchange is open for business. Management has approved the use of ICE Data Services ("ICE") to assist in determining the fair value of foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that a Fund could expect to receive for those securities or when foreign markets are closed and U.S. markets are open. In each of these events, ICE will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors (Level 2 inputs). Management has also approved the use of ICE to evaluate the prices of foreign debt securities as of the time at which a Fund’s share price is calculated. ICE utilizes benchmark spread and yield curves and evaluates available market activity from the local close to the time as of which a Fund’s share price is calculated (Level 2 inputs) to assist in determining prices for certain foreign debt securities. In the case of both foreign equity and foreign debt securities, in the absence of precise information about the market values of these foreign securities as of the time at which a Fund’s share price is calculated, Management has determined based on available data that prices adjusted or evaluated in this way are likely to be closer to the prices a Fund could realize on a current sale than the prices of those securities established at the close of the foreign markets in which the securities primarily trade.
For information on the Funds' significant accounting policies, please refer to the Funds' most recent shareholder reports.

Notes to Schedule of Investments ETF Trust (Unaudited)  (cont’d)
Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or traded.
For information on the Funds' significant accounting policies, please refer to the Funds' most recent shareholder reports.

Notes to Schedule of Investments ETF Trust (Unaudited) (cont'd)
Legend

Clearinghouses:
ICE CC	= ICE Clear Credit LLC
Counterparties:
RBC	= Royal Bank of Canada
Index Periods/Payment Frequencies:
3M	= 3 Months
Other Abbreviations:
CJSC	= Closed Joint Stock Company
JSC	= Joint Stock Company
Management	= Neuberger Berman Investment Advisers LLC
Reference Rate Benchmarks:
SOFR	= Secured Overnight Financing Rate

Currency Abbreviations:
EUR	= Euro
USD	= United States Dollar
For information on the Funds' significant accounting policies, please refer to the Funds' most recent shareholder reports.